Operating Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Operating Segments
20.
Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our operating segments, which align with our reportable segments, are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; and Digital Wallets, which provides wallet based online payment solutions and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers. These two operating segments are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. The Company earns revenue from the sale of Merchant Solutions and Digital Wallets services. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA.

The CODM evaluates performance and allocates resources based on Segment Adjusted EBITDA of each operating segment. The CODM believes Segment Adjusted EBITDA to be a useful profitability measure to assess the performance of our business and to improve the comparability of operating results across reporting periods. The CODM uses the segment measure to analyze the actual performance of each segment against annual budgets, comparable prior reporting periods and against internal forecasts on a quarterly basis and when making decisions about the allocation of capital and other internal resources to the segments.

Segment Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs and excludes the impact of income tax (benefit)/expense, interest expense, net, depreciation and amortization, share-based compensation expense, impairment expense on goodwill and intangible assets, restructuring and other costs, loss/(gain) on disposal of subsidiaries and other assets, net, and other (expense)/income, net. The significant segment expenses included within each segment’s Adjusted EBITDA are included in the following tables.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$936,907	$734,476	$1,671,383
Interest revenue	$2,501	$30,951	$33,452
Intersegment revenue (1)	$18,215	$78	$18,293
	$957,623	$765,505	$1,723,128
Elimination of intersegment revenue (1)			$(18,293)
Total consolidated revenues			$1,704,835
Less:
Cost of services (excluding depreciation and amortization) (1)	$518,792	$215,263
Selling, general and administrative (2)	$247,980	$211,217
Segment Adjusted EBITDA	$190,851	$339,025	$529,876

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2023:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$864,816	$697,341	$1,562,157
Interest revenue	$1,792	$37,189	$38,981
Intersegment revenue (1)	$11,738	$139	$11,877
	$878,346	$734,669	$1,613,015
Elimination of intersegment revenue (1)			$(11,877)
Total consolidated revenues			$1,601,138
Less:
Cost of services (excluding depreciation and amortization) (1)	$469,090	$205,999
Selling, general and administrative (2)	$187,102	$209,964
Segment Adjusted EBITDA	$222,154	$318,706	$540,860

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2022:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$809,751	$680,587	$1,490,338
Interest revenue	$221	$5,578	$5,799
Intersegment revenue (1)	$7,381	$-	$7,381
	$817,353	$686,165	$1,503,518
Elimination of intersegment revenue (1)			$(7,381)
Total consolidated revenues			$1,496,137
Less:
Cost of services (excluding depreciation and amortization) (1)	$417,188	$204,218
Selling, general and administrative (2)	$199,861	$192,534
Segment Adjusted EBITDA	$200,304	$289,413	$489,717

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) from operations before taxes is as follows:

	Year Ended December 31,
	2024	2023	2022
Segments Adjusted EBITDA	$529,876	$540,860	$489,717
Unallocated Corporate costs (3)	(77,822)	(82,197)	(79,766)
Depreciation and amortization	(273,364)	(263,433)	(266,819)
Share-based compensation	(38,534)	(28,873)	(62,354)
Impairment expense on goodwill and intangible assets	(823)	(1,254)	(1,887,223)
Restructuring and other costs	(5,178)	(6,061)	(64,132)
Loss on disposal of subsidiaries and other assets, net	(801)	(386)	(1,359)
Other income, net	21,475	13,081	83,778
Interest expense, net	(140,805)	(151,148)	(126,628)
Income / (loss) before taxes	$14,024	$20,589	$(1,914,786)

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments.
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the Consolidated Statement of Comprehensive Income / (Loss).

Geographic Information

Revenue from external customers by major geographic region is based upon the geographic location of the customers who receive the Company's services. Interest revenue for the years ended December 31, 2024, 2023 and 2022 was $33,452, $38,981 and $5,799, respectively. Interest revenue is not included within this table as it was not practicable to apportion its geographical source.

The information below summarizes revenue by geographic area for the years ended December 31, 2024, 2023 and 2022.

	Year Ended December 31,
	2024	2023	2022
United States of America	$891,993	$824,919	$774,050
Germany	107,140	102,639	103,488
United Kingdom	29,831	27,450	28,896
All other countries (1)	642,419	607,149	583,904
Revenue from external customers	$1,671,383	$1,562,157	$1,490,338

(1)
No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
United Kingdom	$19,708	$11,968
United States of America	17,627	14,909
Bulgaria	10,375	5,236
Ireland	6,616	129
Canada	4,792	4,159
All other countries (1)	5,799	2,932
Total long lived assets, net	$64,917	$39,333

(1)
No single country included in the "All other countries" category generated more than 10% of total long-lived assets.